Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventories
Raw materials, ancillary materials and consumables	€ 12,812	€ 12,688
Work-in-progress and semi-finished products	6,534	7,784
Finished goods	54,670	69,240
Total inventories	€ 74,016	€ 89,712